Fair Value - Narrative (Q2) (Details) $ in Thousands		6 Months Ended
	Jan. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	May 15, 2025	Apr. 14, 2025 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of AFX available-for-sale term loan into equity method investments		$ 8,757	$ 0
Debt Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative liability - Convertible Debentures, measurement input		0.406		0.426	0.445
2025 WTI Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash amount warrants may be exchanged for					$ 3,000
Warrant term					10 years
2025 WTI Warrants | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
WTI warrants, measurement input					3.65
2025 WTI Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
WTI warrants, measurement input					0.57
2025 WTI Warrants | Credit spread
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
WTI warrants, measurement input					0.277
AeroFlexx, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of AFX available-for-sale term loan into equity method investments	$ 7,250